Goodwill (Details) (USD $) In Millions, unless otherwise specified										12 Months Ended
	Jun. 30, 2012	Jul. 02, 2011	Jul. 03, 2010	Jun. 30, 2012 Communications and Commercial Optical Products	Jul. 02, 2011 Communications and Commercial Optical Products	Jul. 03, 2010 Communications and Commercial Optical Products	Jun. 30, 2012 Communications Test and Measurement	Jul. 02, 2011 Communications Test and Measurement	Jul. 03, 2010 Communications Test and Measurement	Jun. 30, 2012 Communications Test and Measurement Network Solutions Division of Agilent Technologies, Inc. ("NSD")	Jul. 02, 2011 Communications Test and Measurement Network Solutions Division of Agilent Technologies, Inc. ("NSD")	Jun. 30, 2012 Communications Test and Measurement Dyaptive Systems Inc	Jun. 30, 2012 Advanced Optical Technologies	Jul. 02, 2011 Advanced Optical Technologies	Jul. 03, 2010 Advanced Optical Technologies
Changes in goodwill
Balance at the beginning of the period	$ 68.7	$ 67.4	$ 66.0				$ 60.4	$ 59.1	$ 57.7				$ 8.3	$ 8.3	$ 8.3
Acquired during the period												2.0
Adjustments primarily including currency translation										(0.7)	1.4
Balance at the end of the period	68.7	67.4	66.0				60.4	59.1	57.7				8.3	8.3	8.3
Gross goodwill and accumulated impairment balances
Gross goodwill balance	5,747.6	5,746.3		5,111.3	5,111.3	5,111.3	543.5	542.2	540.8				92.8	92.8	92.8
Accumulated impairment losses	(5,678.9)	(5,678.9)		(5,111.3)	(5,111.3)	(5,111.3)	(483.1)	(483.1)	(483.1)				(84.5)	(84.5)	(84.5)
Net goodwill balance	$ 68.7	$ 67.4	$ 66.0				$ 60.4	$ 59.1	$ 57.7				$ 8.3	$ 8.3	$ 8.3